As filed with the Securities and Exchange Commission on April 23, 2012

Securities Act File No. 333-[ __ ]
Investment Company Act File No. 811-22701

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.	[ ]

(Check appropriate box or boxes.)

ARDEN INVESTMENT SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 32nd Floor
New York, NY 10152
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 751-5252

Craig Krawiec
Arden Asset Management LLC
375 Park Avenue
32nd Floor
New York, New York 10152
(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
[  ]  immediately upon filing pursuant to paragraph (b)
[  ]  on (date) pursuant to paragraph (b)
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

SUBJECT TO COMPLETION
Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Arden Alternative Strategies Fund
Series of Arden Investment Series Trust
Prospectus Dated [           ], 2012
Class A Shares (TICKER)
Class C Shares (TICKER)
Class I Shares (TICKER)

This Prospectus describes Arden Alternative Strategies Fund (the "Fund"), the sole series of shares offered by Arden Investment Series Trust. Class A, Class C and Class I Shares, currently the only classes of shares being offered by the Fund, are being offered by this Prospectus.
This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records. As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
Page
SUMMARY OF THE FUND	3
Investment Objective	3
Fees and Expenses of the Fund	3
Principal Investment Strategies	4
Principal Investment Risks	6
Annual Total Returns	9
Fund Management	9
Purchase and Sale of Fund Shares	9
Tax Information	10
Financial Intermediary Compensation	10
MORE INFORMATION ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS	11
DISCLOSURE OF PORTFOLIO HOLDINGS	23
MANAGEMENT	23
DISTRIBUTION OF FUND SHARES	25
SHAREHOLDER INFORMATION	25
PURCHASING AND REDEEMING SHARES	28
ADDITIONAL INFORMATION	32
DIVIDENDS, DISTRIBUTIONS AND TAXES	35
FOR MORE INFORMATION	38

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

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SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	[ ]%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%	[ ]%	[ ]%
Distribution and Service (12b-1) Fees1	[ ]%	[ ]%	None
Other Expenses2	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses3	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
[Less Fee Waiver/Expense Reimbursement]4
Net Annual Fund Operating Expenses [after Fee Waiver/Expense Reimbursement]	[ ]%	[ ]%	[ ]%

1	The Fund has adopted a plan under Rule 12b-1 that allows Class A and Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of Shares.
2	"Other Expenses" are based on estimates for the current fiscal year and include, among other expenses, administrative, custody and transfer agency fees
3
Includes the fees and expenses of the Underlying Funds in which the Fund intends to invest based on the anticipated net assets during the first fiscal year. Specifically, an Underlying Fund is generally expected to be subject to management fees that range between 1.0%-2.0% of the total net assets managed by a portfolio manager ("Manager") and performance fees or incentive allocations that range between 15%-25% of its net capital appreciation (if any). Fees and expenses of Underlying Funds are based on historic fees and expenses. Future Underlying Funds' fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time. The amount of

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the Fund's average net assets used in calculating this percentage was based on anticipated net assets of approximately $[ ] million.
4
[The Fund's investment adviser (the "Adviser") has contractually agreed, pursuant to an Expense Limitation and Reimbursement Agreement ("Expense Limitation Agreement"), to pay or absorb the ordinary operating expenses of Class [   ] Shares of the Fund (excluding the fees payable to the Adviser under the Advisory Agreement (as defined below) and any other expense that is not a class-specific expense but including the Class [   ] Shares' 12b-1 fees and transfer agency fees) to the extent necessary to limit the net operating expense ratio of Class [   ] Shares to [    ]% per annum of the Fund's average daily net assets attributable to Class [    ] Shares. The Expense Limitation Agreement will remain in effect until (i) the end of the second fiscal year following the commencement of the Fund's public offering of the Class [    ] Shares or (ii) terminated earlier by the Fund's Board of Trustees (the "Board").]

Expense Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:
	1 Year	3 Years
Class A	$[ ]	$[ ]
Class C	$[ ]	$[ ]
Class I	$[ ]	$[ ]

The Example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater or lesser than those shown above.

Portfolio Turnover. The Fund, which has not yet commenced operations, will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the Example above, will reduce the Fund's performance.

Principal Investment Strategies
In pursuing its objective, the Fund seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among underlying funds that employ a variety of alternative investment strategies (collectively, the "Underlying Funds"). Underlying Funds are expected to include unaffiliated private investment funds, funds traded publicly on foreign exchanges and, to a significantly lesser

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extent, affiliated and unaffiliated open-end and closed-end registered investment companies. The Fund expects that at least 85% of its assets would be invested in Underlying Funds that are highly liquid (i.e., allows the Fund to receive payment of redemption proceeds within seven days of providing notice of redemption to the Underlying Fund). The main strategies that may be employed by the Underlying Funds include:

•	Relative Value Strategies, which seek to exploit differences in valuation through the simultaneous purchase and sale of related financial instruments;
•
Event Driven Strategies, which involve investing in securities of companies currently or prospectively involved in a wide variety of corporate transactions where the investment thesis is predicated on the anticipated effect of a specific event;

•
Global Macro Strategies, which seek to analyze macroeconomic variables to identify dislocations and forecast future moves in global asset/securities prices on a directional or relative value basis; and

•	[Equity (Long/Short) Strategies, which seek to identify equities that are trading under or over their perceived economic intrinsic value.]

The Underlying Funds may invest in long and short positions in, among other investments:  equity and fixed income securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, financial futures and options thereon, foreign currency forward contracts, and in private, asset-based investments such as real estate mortgages and tax liens. Derivatives may be used by the Underlying Funds for a variety of purposes, such as to enhance returns, increase investment flexibility or speculate on a targeted investment opportunity, or for hedging purposes.

In addition, the Fund itself may use derivatives, such as total return swaps or options, for purposes of seeking economic exposure to various alternative investment strategies (in lieu of or in addition to investing in certain Underlying Funds directly). The Fund may also use derivatives to produce incremental earnings, to hedge existing positions and for investment flexibility.

The selection and allocation of the Fund's assets among Underlying Funds will be at the sole discretion of the Fund's investment adviser, Arden Asset Management LLC (the "Adviser"). Underlying Funds selected by the Adviser may, in turn, allocate their assets to other investment funds. The Fund may make relatively concentrated investments with a limited number of Underlying Funds, and the Fund's portfolio may be subject to greater volatility, and correlation to broader markets, than a more broadly diversified fund of funds. In addition, while most of the Underlying Funds in which the Fund intends to invest are expected to invest primarily in liquid, publicly-traded securities, certain funds may make material allocations to illiquid and/or private securities. The Underlying Funds have broad discretion in the types of securities or instruments they may own, the type of trading strategies they may employ, and the amount of leverage they may use. The risk of loss may be significant if a Manager employs credit judgments or valuation assumptions that are incorrect, incorrectly evaluates market

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conditions or the nature and extent of spread relationships, or otherwise makes investment decisions that prove to be unprofitable.
Principal Investment Risks
The Fund's investments are subject to a variety of risks that may cause the Fund's net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Many of the Underlying Funds employ "speculative" investment programs. Thus, as an investor in the Fund, you could be subject to much greater risk of loss than an investor in other mutual funds. Also, there is no assurance that the Adviser will achieve the Fund's objective.

As an investor in the Fund, your investment is subject to risks directly associated with the Fund itself as well as the risks to which the Underlying Funds are subject, including:

•
Investments in Underlying Funds subject the Fund indirectly to the underlying risks of the Underlying Funds. The Fund also will bear its share of the Underlying Fund's fees and expenses, which are in addition to the Fund's own fees and expenses. All, or a substantial portion of, the Underlying Funds are not registered investment companies and, thus, are not subject to protections afforded by the Investment Company Act of 1940 (the "1940 Act"), covering, among other areas, liquidity requirements, affiliated transaction restrictions, leverage limitations and custody requirements. Certain Underlying Funds may also not provide the Fund with the liquidity the Fund requires and would thus subject the Fund directly to "liquidity risk" described below. Further, even if an investment in an Underlying Fund is deemed liquid at the time of investment, the Underlying Fund may, in the future, alter the nature of its investments and cease to be a liquid investment fund, subjecting the Fund directly to "liquidity risk."

•
Management Risk is that the success of the Fund's investment strategy depends on, among other things, both the Adviser's skill in selecting Underlying Funds and allocating assets to those Underlying Funds, and on an Underlying Fund Manager's skill in executing the relevant strategy and selecting investments for the Underlying Fund.

•	Event-Driven Trading involves the risk that the special situation identified by an Underlying Fund may not occur as anticipated and that this has a negative impact upon the market price of a stock.
•	Equity Market Risk is the risk that the market value of the securities in which the Fund and the Underlying Funds invest may fall or fail to rise.
•	Company Risk is the risk that a company in which an Underlying Fund is invested may perform poorly, and therefore, the value of its stocks and other securities may decline.
•	Risks of Foreign Investing is the risk that because the Underlying Funds may invest in foreign securities, the Fund may be subject to the risks associated

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with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets). This risk also includes the risk of investing in offshore Underlying Funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore Underlying Funds.

•
Emerging and Developing Markets Risk is the risk associated with Underlying Funds' investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

•
Liquidity Risk is the risk arising from a lack of marketability of certain securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. Underlying Funds generally have no limit on their ability to make illiquid investments.

•
Derivatives may be a significant component of an Underlying Fund's investment strategy and may be used by the Fund itself. Derivatives are subject to the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives will typically increase exposure to the principal risks to which the Fund and the Underlying Fund are otherwise exposed, and are subject to the following additional risks:

o
Counterparty credit risk (the risk that a counterparty to the derivative instrument becomes bankrupt, insolvent, enters administration, liquidates or otherwise fails to perform its obligations due to financial difficulties, and the Fund or the Underlying Fund may obtain no recovery of its investment, and any recovery may be delayed);

o	Hedging risk (the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains);
o	Correlation risk (the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses);
o	Liquidity risk (the risk that the derivative instrument may be difficult or impossible to sell or terminate); and
o	Leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument).

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•
Derivatives Options Risk is the risk that the Fund or the Underlying Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to "Derivatives" described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund or an Underlying Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund or the Underlying Fund sells a put option, there is a risk that the Fund or the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund or the Underlying Fund sells a call option, there is a risk that the Fund or the Underlying Fund  may be required to sell the underlying asset at a disadvantageous price. If the Fund or the Underlying Fund sells a call option on an underlying asset that the Fund or the Underlying Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund and the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

•
Derivatives Swaps Risk involve greater risks than direct investment in the underlying securities, because swaps subject the Fund and Underlying Funds to counterparty credit risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., the Fund or the Underlying Fund may not be able to liquidate a swap position at an advantageous time or price, which may result in significant losses).  Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

•
Short Sales may be a significant component of an Underlying Fund's investment strategy. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

•
Debt Securities held by the Underlying Funds are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Many

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Underlying Funds may invest in "high yield", lower rated (or unrated) securities (commonly referred to as "junk bonds"). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Underlying Fund to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

•
Convertible Securities held by the Underlying Funds are subject to the usual risks associated with associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk.

•
Leverage.  Some or all of the Managers of Underlying Funds may make margin purchases of securities and, in that regard, can borrow money from brokers and banks for investment purposes. This practice, which is known as "leverage," is speculative and can involve significant risk of loss.

•
Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. Also, there generally are no requirements that the investments of Underlying Funds be diversified. The portfolio of the Fund may, therefore, be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Annual Total Returns
A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund's average annual returns over various periods compare with those of its index).

Fund Management
Investment Adviser. Arden Asset Management LLC, located at 375 Park Avenue, 32nd Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement.

Portfolio Managers.   The day-to-day management of the Fund's portfolio is the responsibility of the Adviser's Investment Committee, which is comprised of, with respect to the Fund, Averell H. Mortimer, Henry P. Davis, Ian McDonald, Matthew Bianco and Shakil Riaz.

Purchase and Sale of Fund Shares
Class A and Class C Shares are offered to the general public for investment, primarily through authorized securities brokers and other financial intermediaries. Class I

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Shares are offered primarily for investors who are able to make a significant minimum initial investment. Class I Shares may also be offered for investment by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by [                   ] (the "Distributor") or the Board.

You may purchase additional Shares or redeem Shares by contacting any broker or investment professional authorized to sell Shares, by contacting the Fund or the Distributor at [                  ], or by telephoning [            ]. You may redeem Shares at any time and in any amount by mail or telephone. You may request that your redemption proceeds be wired to you.

Tax Information
In general, Fund distributions are taxable to you, for federal income tax purposes, as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. When you sell Shares, you may have a capital gain or loss.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit its website for more information.

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MORE INFORMATION ABOUT INVESTMENT OBJECTIVE,
STRATEGIES AND RELATED RISKS

More Information about the Fund's Principal Investment Strategies.

In pursuing its objective, the Fund seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among underlying funds that employ a variety of alternative investment strategies (collectively, the "Underlying Funds"). Underlying Funds are expected to include unaffiliated private investment funds, funds traded publicly on foreign exchanges and, to a significantly lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies. The Fund expects that at least 85% of its assets would be invested in Underlying Funds that are highly liquid (i.e., allows the Fund to receive payment of redemption proceeds within seven days of providing notice of redemption to the Underlying Fund).

The main strategies that may be employed by the Underlying Funds include:  relative value, event driven, global macro [and equity long/short] investment strategies. The Underlying Funds may invest in long and short positions in, among other investments: equity and fixed income securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, financial futures and options thereon, foreign currency forward contracts, and in private, asset-based investments such as real estate mortgages and tax liens. Derivatives may be used by the Underlying Funds for a variety of purposes, such as to enhance returns, increase investment flexibility or speculate on a targeted investment opportunity, or for hedging purposes. In addition, the Fund itself may use derivatives, such as total return swaps or options, for purposes of seeking economic exposure to various alternative investment strategies (in lieu of or in addition to investing in certain Underlying Funds directly). The Fund may also use derivatives to produce incremental earnings, to hedge existing positions and for investment flexibility.

The selection and allocation of the Fund's assets among Underlying Funds will be at the sole discretion of the Fund's investment adviser, Arden Asset Management LLC (the "Adviser"). Underlying Funds selected by the Adviser may, in turn, allocate their assets to other investment funds. The Fund may make relatively concentrated investments with a limited number of Underlying Funds, and the Fund's portfolio may be subject to greater volatility, and correlation to broader markets, than a more broadly diversified fund of funds. In addition, while most of the Underlying Funds in which the Fund intends to invest are expected to invest primarily in liquid, publicly-traded securities, certain funds may make material allocations to illiquid and/or private securities. The Underlying Funds have broad discretion in the types of securities or instruments they may own, the type of trading strategies they may employ, and the amount of leverage they may use. The risk of loss may be significant if a manager of an Underlying Fund ("Manager") employs credit judgments or valuation assumptions that are incorrect, incorrectly evaluates market conditions or the nature and extent of spread relationships, or otherwise makes investment decisions that prove to be unprofitable.

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Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of the Underlying Fund. As a result, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

The main strategies that may be employed by the Underlying Funds include:

Relative Value. Relative value strategies typically seek to exploit differences in valuation through the simultaneous purchase and sale of related financial instruments and can include the following strategies:

•
Convertible Arbitrage. This strategy typically involves seeking to take advantage of the convex price relationship between a convertible bond and the underlying equity by buying the convertible security and simultaneously trading a short position in the underlying equity according to the changing price relationship. (The "convex price relationship" means that as the value of a bond yield increases, the price of the bond decreases.)

•
Credit - Relative Value. This strategy involves seeking to exploit differences in relative pricing between securities within an issuer's capital structure or between related instruments referencing an issuer or issuers where historical relationships are mis-priced and there is reason to believe they may converge or diverge. These strategies are generally implemented by taking  off-setting long and short positions in similar or related securities when their values, which are historically or mathematically interrelated, are temporarily distorted. This strategy also encompasses managers who trade credit exposures on a fundamental basis seeking returns from both long and short positions. Credit Relative Value strategies primarily trade corporate debt instruments and bank loans, however they may also invest in equities and credit derivatives (both single name and indices).

•
Equity (Market Neutral – Fundamental/Trading).  This strategy utilizes primarily discretionary, qualitative processes to select securities and construct equity portfolios that are typically sought to be managed with relatively low net long or short exposure–typically +/-20%. This strategy incorporates both high-turnover active trading styles, as well as longer-horizon fundamentally oriented investment approaches.

•
Equity (Market Neutral – Quantitative). This strategy utilizes quantitative processes to screen and select securities and to construct portfolios that are typically sought to be managed with a relatively low long/short net exposure. The strategy typically incorporates longer term fundamentally-driven strategies and short term technically-driven statistical arbitrage strategies.

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•
Fixed Income Relative Value. This strategy focuses on taking advantage of temporary pricing anomalies in, along, and between related instruments in interest rate and currency markets (both through direct trades and related derivative instruments). Trades are often based on deviations from historical relationships, with the expectation of mean reversion over time or a catalyst generating the correction. Trades can be directional or conditional in nature and are almost always expressed through derivative transactions, including futures, interest rate swaps, options, options on swaps and forwards.

•	Systematic Relative Value. This strategy employs a model driven approach to relative value trading within major global asset classes, including equities, interest rates, commodities and currencies.
•
Volatility Arbitrage.  This strategy involves seeking to exploit mis-pricings in volatility between options or between the relative volatility of options versus their underlying securities, primarily in equity and fixed income markets, but also in credit and currency markets.

Event-Driven. Event-driven strategies, a number of which are depicted below, involve investing in securities of companies currently or prospectively involved in a wide variety of corporate transactions where the investment thesis is predicated on the anticipated effect of a specific event. Corporate events may include mergers, acquisitions and other situations which alter a company's financial structure and operating strategy.

•
Credit – Event.  This strategy involves investing in catalyst-driven opportunities created by significant events, such as spin-offs, mergers and acquisitions, industry consolidations, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks and other extraordinary corporate restructurings. Trades are primarily expressed in the debt securities of companies, but may include all parts of a company's capital structure including equity. This strategy also incorporates loan origination investments, which typically focus on providing asset-based loans, real estate-related investments, bridge financing, and mezzanine financing.

•
Equity – Event. This strategy focuses on catalyst-driven investment opportunities which may arise from a wide range of company-specific or industry-related events, legislative or regulatory changes, industry consolidations or other events.

•
Risk Arbitrage.  This strategy involves investing in securities of companies that are subject to publicly announced corporate events such as an acquisition, merger, divestiture, tender offer or exchange offer. Typically, the share price of the target company will trade at a discount to the purchase price offered by the acquiring company due to uncertainty regarding the successful completion of the transaction. Successful execution of the strategy requires the manager to assess the probability and likely timing of the proposed transaction being completed. The manager must then determine whether the spread between the offer price and the market price provides sufficient compensation for

13

assuming the risk of the transaction failing to complete. Where the manager feels a transaction is likely to fail, the trade will consist of a short position in the target company and long position in the acquiring company.

•
Stressed / Distressed Credit. This strategy involves investing in securities of companies under financial stress or involved in formal bankruptcy proceedings. While the strategy is predominantly oriented towards debt instruments, investments may be made across a company's capital structure (including bank loans, bonds, subordinated debt and equity). Derivatives such as credit default swaps and listed options may be used both for hedging purposes and to express risk.

Macro. Macro strategies (examples of which are depicted below) seek to analyze macroeconomic variables to identify dislocations and forecast future moves in global asset/securities prices on a directional or relative value basis. A variety of different trading and investing styles can be utilized to identify opportunities across an unconstrained universe of markets and products.

•
Discretionary Global.  This strategy involves using fundamental and macroeconomic inputs to identify investment opportunities across a broad array of asset classes and geographies. Certain Managers may exhibit greater specialization in a particular asset class or region where they are able to leverage a greater informational advantage, given prior experience or mandate focus. This strategy is often not market neutral and typically involves directional trades as well as relative value spread trades between related instruments.

•
CTA (Commodity Trading Advisors). This is primarily a systematic strategy in which inputs to the models are predominantly technical in nature (price, volume, open interest, etc). Generally trade signals are based on indicators such as moving averages, crossovers (oscillators), breakouts, relative strength indices (RSIs), and other chart/pattern based indicators. The investment universe is typically limited to highly liquid exchange listed futures. CTA strategies tend to be counter-cyclical to traditional markets and rely on momentum and market trends.

Tactical and Other Strategies. Managers may invest in a variety of strategic and opportunistic investment strategies not captured above, such as arbitrage strategies, private placements, real estate-related investments and short-term trading opportunities. Many of the Managers have the discretion to invest in multiple strategies or to use combinations of the strategies summarized above. The Adviser and the Managers also have the discretion to invest in high quality fixed income securities, cash and cash equivalents. The Adviser may, in its discretion, select Managers who trade in non-U.S. markets and/or securities that are not U.S. dollar-denominated.

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[Equity Long/Short.  Underlying Funds may also utilize Equity Long/Short strategies, which seek to identify equities that are trading under or over their perceived economic/intrinsic value. These strategies are generally implemented by employing rigorous bottom up fundamental research to properly incorporate all available company specific news and information to determine if the market has under or over-discounted the fair value of a stock thereby presenting buying or selling opportunities.]

Manager Selection Process. The Adviser is responsible for selecting Managers (i.e., the Underlying Funds) and determining the portion of the Fund's assets to be allocated to each Underlying Fund. Managers are generally chosen on the basis of some or all of the following selection criteria established by the Adviser:  an analysis of the Manager's performance during various time periods and market cycles, the Manager's reputation, experience, training and investment philosophy and policies, the Manager's operational strength and resources, whether the Manager has an identifiable track record and/or the degree to which the Manager has a personal investment in the investment program. Managers are generally compensated on terms which will usually include asset-based and performance-based fees or allocations paid by, or charged to, the relevant Underlying Fund.

The Fund's multi-asset, multi-manager structure seeks to take advantage of broad market opportunities. The Fund will not follow a rigid investment policy that would restrict it from participating in any market, strategy or investment. In fact, the Fund's assets may be deployed in whatever markets or strategies are deemed appropriate under prevailing economic and market conditions to attempt to achieve long-term capital appreciation. The Adviser seeks to monitor each Manager on a regular basis, by reviewing, among other things, information on performance, portfolio exposures and risk characteristics. The identity and number of Managers is likely to change over time. The Adviser may withdraw from or invest in different Underlying Funds without prior notice to, or the consent of, Fund shareholders.

Principal Risks
The Fund's investments are subject to a variety of risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Many of the Underlying Funds employ "speculative" investment programs. Thus, as an investor in the Fund, you could be subject to much greater risk of loss than an investor in other mutual funds. Also, there is no assurance that the Adviser will achieve the Fund's objective. The Fund, through the Underlying Funds, uses one or more investment strategies in seeking its investment objective.

As an investor in the Fund, your investment is subject to risks directly associated with the Fund itself as well as the risks to which the Underlying Funds are subject, including:

Investments in Underlying Funds. The Fund's investments in Underlying Funds subject the Fund indirectly to the underlying risks of the Underlying Funds. The Fund also will

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bear its share of the Underlying Fund's fees and expenses, which are in addition to the Fund's own fees and expenses. All, or a substantial portion of, the Underlying Funds are not registered investment companies and, thus, are not subject to protections afforded by the Investment Company Act of 1940 (the "1940 Act"), covering, among other areas, liquidity requirements, affiliated transaction restrictions, leverage limitations and custody requirements.
Certain Underlying Funds may also not provide the Fund with the liquidity the Fund requires and would thus subject the Fund directly to "liquidity risk" described below. Further, even if an investment in an Underlying Fund is deemed liquid at the time of investment, the Underlying Fund may, in the future, alter the nature of its investments and cease to be a liquid investment fund, subjecting the Fund directly to "liquidity risk."
Underlying Funds may also be permitted to distribute securities in-kind to investors, including the Fund, making withdrawals of capital. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would determine whether to attempt to liquidate the security, hold it in the Fund's portfolio or distribute it to investors in the Fund.
Management Risk. The success of the Fund's investment strategy depends on, among other things, both the Adviser's skill in selecting Underlying Funds and allocating assets to those Underlying Funds and on an Underlying Fund Manager's skill in executing the relevant strategy and selecting investments for the Underlying Fund. There can be no assurance that the Adviser or an Underlying Fund Manager will be successful in this regard.
Event-Driven Trading involves the risk that the special situation identified by an Underlying Fund may not occur as anticipated and that this has a negative impact upon the market price of a stock.
Equity Market Risk. The market value of the securities in which the Fund and the Underlying Funds are invested may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or global markets as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies, which tend to be more vulnerable to adverse developments. In addition, investments in a particular region or developing or emerging countries may cause the Underlying Fund and thus the Fund to underperform other mutual funds if that country, region or group of countries falls out of favor with the relevant markets.
Company Risk. A company may perform poorly, and therefore, the value of its stocks and other securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructuring, fraudulent disclosures or other factors.
Risks of Foreign Investing. Underlying Funds may invest in foreign securities, which are subject to the following risks in addition to the risks normally associated with domestic securities of the same type:

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•
Country risk refers to the potentially adverse political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

•
Currency risk refers to the constantly changing exchange rate between a local currency and the U.S. dollar. Whenever Underlying Funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

•
Custody risk refers to the process of clearing and settling Underlying Fund trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

The risk of foreign investing also includes the risk of investing in offshore Underlying Funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore Underlying Funds.

Emerging and Developing Markets Risk. Underlying Funds may invest in securities of companies located or traded in developing or emerging markets. The foregoing risks of foreign investing are more pronounced with respect to these securities due to the dramatic pace of change (economic, social and political) in these countries. Many of these markets are at an early stage of development and are significantly volatile. They can be marked by extreme inflation, devaluation of currencies, dependency on certain trade partners and hostile relations.
Liquidity Risk. Liquidity risk is the risk arising from a lack of marketability of certain securities, which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Underlying Funds may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity.  Underlying Funds generally have no limit on their ability to make illiquid investments.
Derivatives Risk. Derivatives, which may be a significant component of an Underlying Fund's investment strategy and may be used by the Fund itself, are financial instruments that have a value which depends upon, or is derived from, the value of something

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else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.
Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives will typically increase exposure to the principal risks to which the Fund and the Underlying Funds are otherwise exposed, and the following additional risks:
•
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt, insolvent, enters administration, liquidates or otherwise fails to perform its obligations due to financial difficulties, and the Fund or the Underlying Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•	Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

•
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

•
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund or the Underlying Fund to be in a position to do something the Adviser would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or forgoing another, more appealing investment opportunity.

•	Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Derivatives Risk – Options.        The Fund or an Underlying Fund may purchase call or put options. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund or an Underlying Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund or the Underlying Fund sells a put option, there is a risk that the Fund or the Underlying Fund  may be required to buy the underlying asset at a disadvantageous price. If the Fund or the Underlying Fund sells a call option, there is a risk that the Fund or the Underlying Fund  may be required to sell the underlying asset at a disadvantageous price. If the Fund or the Underlying Fund sells a

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call option on an underlying asset that the Fund or the Underlying Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund and the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

These risks are in addition to the general "Derivatives Risks" described above.

Derivatives Risk – Swaps. Swaps involve greater risks than direct investment in the underlying securities, because swaps subject the Fund and the Underlying Fund to counterparty credit risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., the Fund or the Underlying Fund may not be able to liquidate a swap position at an advantageous time or price, which may result in significant losses). Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference does not perform as anticipated. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Such transactions can have the potential for unlimited losses.

Short Sales.  Short sales may be a significant component of an Underlying Fund's investment strategy and is considered a speculative investment practice. Managers may attempt to limit an Underlying Fund's exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Manager believes possess volatility characteristics similar to those being hedged. In addition, Managers may use short sales for non-hedging purposes to pursue their investment objectives. For example, an Underlying Fund may effect a short sale of a security if, in the Manager's view, the security is over-valued in relation to the issuer's prospects for growth.
To effect a short sale, an Underlying Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Underlying Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund, which would result in a loss or gain, respectively. This investment technique is considered speculative. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.
Debt Securities.  All debt securities held by the Underlying Funds are subject to certain risks. One risk is that the issuer may not be able to meet its principal or its interest-payment obligations. Another risk is that the value of debt securities generally declines as interest rates rise. The value of debt securities may also decline as a result of a change in market perception of the creditworthiness of the issuer and a change in general market

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liquidity. Any decline in the value of debt securities as a result of changes in credit quality or future interest rates will generally be greater for securities having longer maturities. Non-investment grade securities, especially "high-yield" bonds (commonly referred to as "junk bonds"), which are speculative investments, have a much greater risk of default and are more sensitive to risks such as credit risk and interest rate risk. In addition, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities.
Convertible Securities. Convertible securities held by the Underlying Funds may carry risks associated with both common stock and fixed-income securities. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
Leverage.  Some or all of the Underlying Funds may make margin purchases of securities and, in that regard, can borrow money from brokers and banks for investment purposes. This practice, which is known as "leverage," is speculative and can involve significant risk of loss.
Trading equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions.
Although leverage can increase investment return if an Underlying Fund earns a greater return on investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment return if an Underlying Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the volatility of changes in the value of investments held by Underlying Funds that engage in this practice. In the event that an Underlying Fund's equity or debt instruments decline in value, the Underlying Fund could be subject to a "margin call" or "collateral call," pursuant to which the Underlying Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of a Underlying Fund's assets, the Manager might not be able to liquidate assets quickly enough to pay off the Underlying Fund's borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. Underlying Funds also may be required to maintain minimum average balances in connection with borrowings or to pay commitment or other fees to maintain lines of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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The 1940 Act subjects investment companies to asset coverage requirements. These limits do not apply to Underlying Funds and, therefore, the Fund's portfolio may be exposed to the risk of highly leveraged investment programs of certain Underlying Funds and the volatility of the value of an investment in the Fund may be great.
Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. Also, there generally are no requirements that the investments of Underlying Funds be diversified. The portfolio of the Fund may, therefore, be subject to greater risk than the portfolio of a similar fund that diversifies its investments.
The Fund has claimed an exemption from the definition of the term commodity pool operator pursuant to Rule 4.5 under the Commodity Exchange Act of 1974, as amended (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There is no assurance that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Statement of Additional Information ("SAI") contains further details about particular types of investment strategies and hedging techniques that may be utilized by the Adviser or a Manager, as well as the risks associated with those strategies and techniques.
Additional Risk Factors.  Because of the types of securities in which Underlying Funds will invest and the investment techniques the Underlying Funds will use, the Fund is designed for investors who are investing for the long term. Adverse changes in overall market prices and the prices of investments held by the Fund and the Underlying Funds can occur at any time and there is no assurance that the Fund will achieve its investment objective. When you redeem your Fund Shares, they may be worth more or less than what you paid for them. The Fund is subject to certain risk factors in addition to the principal risks described earlier, including:
Depositary Receipts. Depositary receipts may be issued in a sponsored program, where an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, where the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers. Investments in unsponsored depositary receipts may be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass

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through the voting rights to facility holders with respect to the deposited securities. Available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than would be the case if the receipts were sponsored by the issuers.
Restricted and Illiquid Investments. Although Underlying Funds will invest primarily in liquid, publicly traded securities, a portion of their investments may not have an active trading market, may be restricted or may be illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Because of the absence of a trading market for illiquid investments, the Underlying Fund may not be able to sell such investments at prices approximating those at which the Underlying Fund values them or at the times it desires to do so. This may adversely affect the Underlying Fund's and thus the Fund's net asset value. Illiquid securities may trade at a discount from comparable liquid investments and may be subject to wide fluctuations in value. Further, where registration is required to sell a security, an Underlying Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Underlying Fund may be permitted to sell a security under an effective registration statement. If, during such period, adverse market conditions were to develop, an Underlying Fund might obtain a less favorable price than prevailed when it decided to sell. Underlying Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.
Portfolio Turnover. Underlying Funds may engage in short-term trading. This means that the Underlying Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the manager of an Underlying Fund believes that the sale is in the best interest of the fund (for example, if the Manager believes an alternative investment has greater growth potential). Short-term trading could cause the Underlying Fund to have a high portfolio turnover rate, which could, in turn, generate higher transaction costs (due to commissions or dealer mark-ups and other expenses), and reduce the Underlying Fund's investment performance. In addition, a high level of short-term trading may increase the amount of taxable income recognized by shareholders of the Underlying Fund, including the Fund, may reduce the after-tax returns of the shareholders, and, in particular, may generate short-term capital gains, which are taxed at ordinary income tax rates.
Temporary Defensive Position. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

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Warrants and Rights. Underlying Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.
DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
MANAGEMENT

The Fund was established as a series of shares offered by Arden Investment Series Trust (the "Trust"), which was organized under the laws of the State of Delaware on April 12, 2012. The Fund is a non-diversified, open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund."  The Fund is currently the sole series of shares offered by the Trust. The Fund has retained the Adviser to manage all aspects of the investments of the Fund.
Investment Adviser. Arden Asset Management LLC, located at 375 Park Avenue, 32nd Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser, a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is an independent investment management firm dedicated exclusively to creating and managing portfolios of hedge funds since 1993. The Adviser provides investment advisory services and management services to commingled private investment funds and registered investment companies. The Adviser also serves as investment manager or management company to other customized portfolios, and provides investment advice and management services to customized portfolios, on either a discretionary or non-discretionary basis.  As of [             ], 2012, the Adviser had more than $[  ] billion in assets under management.
The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, is responsible for all decisions with respect to purchases and sales of portfolio securities and maintains related records.
Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of [    ]% of the average daily net assets of the Fund (the "Advisory Fee").

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A discussion regarding the basis for the Board's approval of the Advisory Agreement will be available in the Fund's first report to shareholders.
Portfolio Managers.   The day-to-day management of the Fund's portfolio is the responsibility of the Adviser's Investment Committee, which is comprised of, with respect to the Fund, Averell H. Mortimer, Henry P. Davis, Ian McDonald, Matthew Bianco and Shakil Riaz.
Averell H. Mortimer.  Mr. Mortimer is the Founder and Chief Executive Officer of the Adviser. Mr. Mortimer is also chairman of the Adviser’s Investment Committee and is responsible for the firm’s overall investment process. With over twenty years experience on Wall Street, Mr. Mortimer has worked in a variety of investment fields, including investment banking, venture capital and investment management. Mr. Mortimer received a B.A. from the University of Colorado in 1980 and an M.B.A. from Columbia University’s School of Business in 1984.

Henry P. Davis.  Mr. Davis is a Managing Director at the Adviser and is a member of the Adviser’s Investment Committee. Mr. Davis is responsible for supervising the firm’s research activities and is also actively involved in manager selection and portfolio management for each of the Arden funds. Prior to joining the Adviser, Mr. Davis was an investment advisor to several high net worth families with responsibility for manager selection, oversight and asset allocation decisions. Previously, Mr. Davis was an attorney with Davis Polk & Wardwell, specializing in corporate and asset management work for hedge funds and other investment vehicles. Mr. Davis is a graduate of Yale Law School and Cornell University, where he graduated summa cum laude and was elected to Phi Beta Kappa in 1988.

Ian McDonald.  Mr. McDonald is a Managing Director at the Adviser and is a member of the Adviser’s Investment Committee. Mr. McDonald is responsible for supervising the firm’s research activities and is also actively involved in manager selection and portfolio management for each of the Arden funds. Mr. McDonald works out of, and is responsible for managing, the Adviser’s London office. Prior to joining the Adviser, Mr. McDonald worked at Morgan Stanley in the International Prime Brokerage Group’s European Capital Introduction division. In this role, he was responsible for introducing hedge funds to a variety of prospective investors, including fund of funds, private banks, pension funds, endowments and foundations. Before joining Morgan Stanley, Mr. McDonald was an investment consultant in the London office of Cambridge Associates and was responsible for monitoring European hedge fund managers. Prior to that, he was based in Cambridge’s Boston office where he focused on manager selection and due diligence of U.S. hedge funds. Mr. McDonald graduated with an MA (Honors) degree in Economic and Social History from the University of St. Andrews in Scotland.

Matthew Bianco, CFA, FRM.  Mr. Bianco is a Managing Director at the Adviser and is a member of the Adviser’s Investment Committee. Mr. Bianco is head of Risk Management and oversees the firm’s quantitative analysis and portfolio construction functions. Mr. Bianco is also actively involved in strategy selection and other general investment research activities of the firm. Prior to joining the Adviser, Mr. Bianco was the head of Market Risk Management for WestLB in New York. He was responsible for the analysis and optimization of

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risk for all activities in North America, with a focus on structured finance, asset securitization and structured credit products. Mr. Bianco earned a Bachelor of Engineering degree in Electrical Engineering from Cooper Union, as well as an MS in Computer Engineering from Rutgers University. Mr. Bianco also received an M.B.A. in banking and financial markets from the NYU Stern School of Business. He holds the Financial Risk Manager certification from the Global Association of Risk Professionals, and the Chartered Financial Analyst designation from the CFA Institute.

Shakil Riaz.  Mr. Riaz is a Managing Director at the Adviser and is a member of the Adviser’s Investment Committee. Mr. Riaz is  actively involved in manager selection and portfolio construction. Mr. Riaz is also responsible for leading the investment process for the Arden PropPartners funds.  Previously, he was the Chief Investment Officer of J.P. Morgan PropPartners Management Corp (“JPM PP”). Prior to JPM PP, he was Chief Investment Officer for the Capital Markets Investment Program since 1994, and prior to joining the Investment Bank in New York, Mr. Riaz was General Manager of the predecessor Chemical Bank’s offices in Cairo, Bahrain and Singapore from 1983-1991. He joined Chemical Bank in 1976 in the International Operations Group, transferring to the Middle East territory of the International Division in 1980. Mr. Riaz holds a B.S. in Aerospace and Mechanical Engineering from Princeton University, a graduate diploma from the University of Stockholm and a M.B.A. from the Fuqua School of Business at Duke University.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers (including related conflicts of interest) and the Portfolio Managers' ownership of Shares.
DISTRIBUTION OF FUND SHARES
Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution and service fees for the sale and distribution of Class A and Class C Shares of the Fund. Because these fees are paid, on an ongoing basis, out of the Fund's assets attributable to the Shares, these fees will increase the cost of your investment over time. Shareholders holding Class A Shares will pay distribution and service fees at an annual rate not to exceed [     ]% of the average daily net assets of the Fund attributable to Class A Shares. Class C Shareholders will pay distribution and service fees at an annual rate not to exceed [     ]% of the average daily net assets of the Fund attributable to Class C Shares.

SHAREHOLDER INFORMATION

The net asset value ("NAV") of the Fund's Shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the "Valuation Time"). To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of Shares outstanding. The NAV of the various classes of the Fund may vary because of

25

the different expenses that may be charged against Shares of different classes of the Fund, including transfer agency and 12b-1 fees.
Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Shares is equal to the net asset value. Shares held by you are sold at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.
The net asset value of the Fund is based primarily on the fair value of its interests in the Underlying Funds. The Board has delegated various responsibilities regarding Underlying Fund valuation procedures to the Adviser. The Adviser's actions in this regard remain subject to the oversight of the Board.
In accordance with these policies, investments in Underlying Funds are valued at their "fair values."  Ordinarily, this will be the values determined by the managers of the Underlying Funds ("Managers") in accordance with the Underlying Funds' valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund may not be able to verify valuation information given to the Fund by the Managers. In the unlikely event that an Underlying Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Underlying Fund based on all relevant circumstances which may include the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Underlying Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.
Before investing in any Underlying Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund for valuing their own investments.
The Fund's valuation procedures adopted require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Manager does not represent the fair value of the Fund's interests in an Underlying Fund. Although redemptions of interests in Underlying Funds are subject to advance notice requirements, Underlying Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Underlying Fund would have effected a redemption if a

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redemption request had been timely made or if, in accordance with the terms of the Underlying Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, the Adviser could value the Fund's investment in an Underlying Fund at the Underlying Fund's net asset value as reported at the time of valuation, or, if appropriate and in light of the relevant circumstances, adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.
Most of the Underlying Funds provide estimated net asset value determinations to the Fund on a daily basis. A small number of Underlying Funds, however, provide such valuations on a monthly basis, generally within one or two weeks following the end of the month. The Adviser attempts to confirm the accuracy of each Underlying Fund's valuation using various means, including: discussing with the Managers their Underlying Funds' values; reviewing Underlying Fund portfolio positions, when available; and analyzing audited financial statements of the Underlying Funds. Failure of an Underlying Fund to provide on a timely or accurate basis required valuation information to the Fund could result in an adjustment to the fair value given by the Fund to its investment in an Underlying Fund or a decision by the Adviser to liquidate the Fund's investment in an Underlying Fund. The valuations reported by the Managers, upon which the Fund calculates its net asset value, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Underlying Funds are audited by the independent auditors of the Underlying Funds and may be revised as a result of such audits. Other adjustments may occur from time to time.
To the extent the Fund or invests its assets in securities and money market instruments directly, the Fund will value portfolio securities (other than interests in Underlying Funds) as follows:
Securities listed on the Nasdaq National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP") (which, as of June 2003, is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Listed options or futures contracts will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such

27

options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or under the supervision of, the Board.
Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.
All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. Foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.
Investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets, which, in turn, would affect amounts paid on redemptions of Shares and the amount of fees paid, if the judgments made regarding appropriate valuations should be proven incorrect.

PURCHASING AND REDEEMING SHARES

Share Class Alternatives.  The Fund currently offers three classes of Shares, Class A Shares, Class C Shares and Class I Shares, all of which are being offered by this Prospectus. Each Class of Shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs.
Class A and Class C Shares are offered to the general public for investment, primarily through authorized securities brokers and other financial intermediaries. Class I Shares are offered primarily for investors who are able to make a significant minimum initial investment. Class I Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Class A Shares are the only class of Shares of the Fund that charge a sales load (of [     ]% of the investment amount) in connection with purchasing Shares. Shares that are

28

acquired through reinvested distributions will not be subject to any front-end sales charge or contingent deferred sales charge. [Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts) and waivers.]
Investment professionals who offer Shares typically require the payment of fees from their individual clients. If you invest through a third party, the policies and fees are in addition to those described in this Prospectus. For example, third parties may charge transaction or asset-based fees, or set different minimum investment amounts.
Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Shares. These requests are at the NAV next determined after the intermediary receives the request. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.
If you deal directly with a financial intermediary or an institution, you will have to follow their procedures for transacting with a Fund. For more information about how to purchase or sell Fund Shares through a financial intermediary or an institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and institutions.
The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.
Minimum Investments.  The minimum initial investment for Class A Shares is $[25,000]. Subsequent investments for Class A Shares must be made in amounts of $[10,000] or more. The minimum initial investment for Class C Shares is $[25,000]. Subsequent investments for Class C Shares must be made in amounts of $[10,000] or more. The minimum initial investment for Class I Shares is $[1,000,000]. Subsequent investments in Class I Shares must be made in amounts of $[100,000] or more.
The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion. In fact, for employees or directors of the Adviser and its affiliates, and members of their immediate families, and, in the sole discretion of the Adviser, attorneys or other professional advisors engaged on behalf of the Fund, and members of their immediate families, the minimum required initial investment in the Fund for Class I Shares is $[25,000]. The Fund may also waive the minimum investment requirement for purchases by other affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The subsequent investments minimum amount may be waived in the discretion of the Adviser. The Board may also change minimum investment amounts at any time. The Fund retains the right to refuse to accept an order

29

Share Transactions.  You may purchase additional Shares or redeem Shares by contacting any broker or investment professional authorized by the Fund or the Distributor to sell Shares, by contacting the Fund at [                   ] or by telephoning [          ]. Brokers may charge transaction fees for the purchase or sale of the Fund's Shares, depending on your arrangement with the broker.
Customer Identification Program.  To comply with the USA PATRIOT Act of 2001 and the Fund's Anti-Money Laundering Program, you are required to provide certain information to the Fund when you purchase Shares. As a result, the Fund must obtain the following information for each person that opens a new account:
o	Full name;
o	Date of birth (for individuals);
o	Permanent street address (not a post office box, although you may still use a post office box as your mailing address); and
o	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.
If your account is closed for this reason, your Shares will be redeemed at the NAV next calculated after the account is closed..
Purchases by Mail.  For initial purchases, the account application, which accompanies this Prospectus, should be completed, signed and mailed to the Fund at [                      ] together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).
Investing by Wire.  You may purchase Shares by requesting your bank to transmit by wire directly to the Fund. To invest by wire, please call the Fund at [      ] to advise the Fund of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase Shares by wire, please complete and mail the account application promptly to the Fund. This account application is required to complete the Fund's records. You will not have access to your Shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

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General.  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of any class of Shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
Redeeming Shares.  You may redeem Shares at any time and in any amount by contacting any broker or investment professional authorized by the Fund or the Distributor to sell Shares or by contacting the Fund by mail or telephone. For your protection, [            ] (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, will not redeem your Shares until it has received all information and documents necessary for your request to be considered in "proper order."  The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Fund's procedure is to redeem Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem Shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.
If you sell Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.
Delivery of the proceeds of a redemption of Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming Shares and to eliminate the need for backup withholding.
By Mail.  To redeem Shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem Shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of Shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Fund at [         ] to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

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By Telephone.  You may redeem your Shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Fund. Once your telephone authorization is in effect, you may redeem Shares by calling the Fund at [       ]. There is no charge for establishing this service. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Fund at [                     ].
By Wire.  If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Fund. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.
Redemptions In Kind.  The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind."  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a redemption of a significant percentage of the Fund's Shares that could adversely impact the Fund's operations. A redemption in kind will consist of securities (which can include interests held in an Underlying Fund) equal in market value to the Shares being redeemed. When you convert these securities to obtain cash, you will pay brokerage charges.
Exchanging Fund Shares. You may not exchange your Shares for Shares of another Class of Shares.
ADDITIONAL INFORMATION

Signature Guarantees.  To help protect you and the Fund from fraud, signature guarantees are required for:  (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of Shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of Shares or if your address of record on the account has been changed within the last thirty (30) days.
In the case of redemption by mail, signature guarantees must appear on either:  (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of Shares being redeemed. The Fund may waive these requirements in certain instances.

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An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program.
Proper Form.  Your order to buy Shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell Shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.
Small Accounts.  Due to the relatively higher cost of maintaining small accounts, upon [60] days' notice, the Fund may redeem Shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Fund will not close your account if it falls below the required minimum solely because of a market decline. The Fund reserves the right to waive this fee.
Frequent Purchases and Sales of Fund Shares.  Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by the Adviser, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.
Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, there remains potential for short-term arbitrage trades to dilute the value of Fund Shares.

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Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional purchases of Fund Shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund Shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund Shares, but the Fund reserves the right to reject any purchase of Fund Shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases of Fund Shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.
The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund Shares, even when the trading is not for abusive purposes.
How to Transfer Shares.  If you wish to transfer Shares to another owner, send a written request to the Fund. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring Shares, call the Fund at [       ].
Account Statements and Shareholder Reports.  Each time you purchase, redeem or transfer Shares, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.
Shareholder Communications.  The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the

34

contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at [       ].
General.  The Fund will not be responsible for any losses from unauthorized transactions (such as purchases or sales) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.
DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions.  Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional Shares, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all Shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in Shares.
Taxes.  In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your Shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012, after which all dividends would be subject to regular ordinary income tax rates. [Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.] Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, and redemptions of, Shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.
When you sell Shares, you may have a capital gain or loss. The individual tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.
Fund distributions and gains from the sale or exchange of your Shares may also be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.
By law, the Fund must withhold 28% (through 2012, after which time the rate will increase absent future legislation) of your taxable distribution and proceeds if you do not

35

provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is  furnished to the IRS.
Investors are urged to consult their own tax advisors regarding federal (including the application of the alternative minimum tax), state, local or non-U.S. tax consequences to them of investing in the Fund. For more information regarding the U.S. tax treatment of an investment in the Fund, please refer to the SAI dated [      ], 2012, which is on file with the SEC and is incorporated by reference into this Prospectus.

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[Insert Privacy Notice]

37

FOR MORE INFORMATION

In addition to the information contained in the Prospectus, the following documents are available free upon request:
Annual and Semi-Annual Reports. The Fund will publish annual and semi-annual reports to shareholders that will contain detailed information on the Fund's investments.
Statement of Additional Information ("SAI").  For more information about the Fund, you may wish to refer to the SAI dated [     ], 2012, which is on file with the SEC and is incorporated by reference into this Prospectus.
You can obtain a free copy of the SAI and the annual and semi-annual reports, when available, by writing to [      ] or by calling toll free [           ]. General inquiries regarding the Fund may also be directed to the above address or telephone number.
Information about the Fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.
(Investment Company Act File No. 811-22701)

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ARDEN ALTERNATIVE STRATEGIES FUND
Class A [(TICKER)], Class C [(TICKER)] and Class I [(TICKER)] Shares
A Series of Arden Investment Series Trust
375 Park Avenue, 32nd Floor
New York, NY 10152
STATEMENT OF ADDITIONAL INFORMATION
[                     ], 2012
Arden Alternative Strategies Fund (the "Fund"), the sole series of shares offered by Arden Investment Series Trust, is a non-diversified, open-end management investment company organized on April 12, 2012 as a statutory trust under the laws of the State of Delaware. The investment objective of the Fund is to achieve capital appreciation. The Fund pursues its objective primarily by allocating the assets of the Fund among unaffiliated private investment funds.
Arden Asset Management LLC (the "Adviser") serves as the investment adviser of the Fund.
Information about the Fund is set forth in a separate prospectus for the Fund, dated [           ], 2012 (the "Prospectus"), which provides the basic information you should know before investing. To obtain a copy of the Prospectus, please write to Arden Investment Series Trust, 375 Park Avenue, 32nd Floor, New York, New York 10152, or call [(212) 751-5252]. This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and the Trust, and it should be read in conjunction with the Prospectus.

TABLE OF CONTENTS
THE FUND	1
FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS	1
MANAGEMENT OF THE TRUST	15
INVESTMENT ADVISER AND ADVISORY AGREEMENT	19
CONFLICTS OF INTEREST	21
BROKERAGE	23
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS	24
CODE OF ETHICS	26
PROXY VOTING PROCEDURES	26
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	27
DISTRIBUTION	27
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	28
DIVIDENDS, DISTRIBUTIONS AND TAXES	29
GENERAL INFORMATION	40
FINANCIAL STATEMENTS	43

-i-

THE FUND
Arden Investment Series Trust (the "Trust") was organized under the laws of the State of Delaware on April 12, 2012. The Trust is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund."  This SAI relates to the Arden Alternative Strategies Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Trust.
This SAI relates to the Class A, Class C and Class I shares of the Fund, currently the only classes of shares offered by the Fund. The Fund is also authorized to offer other classes of shares but such shares have not been offered as of the date of this SAI. Only Class A shares impose any impose any front-end sales charge. Class A and Class C shares charge distribution (i.e., Rule 12b-1) fees. The Fund's shares do not charge redemption fees.
FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS
Investment Objective
The Fund seeks to achieve capital appreciation. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.
Additional Information on Portfolio Investments, Strategies and Risks
Information contained in this SAI expands upon information contained in the Fund's Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.
In pursuing its objective, the Fund seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among unaffiliated private investment funds and, to a significantly lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies (or funds traded publicly on foreign exchanges), which employ a variety of alternative investment strategies (collectively, the "Underlying Funds"). As an investor in the Fund, your investment is subject to risks directly associated with the Fund itself as well as the risks to which the Underlying Funds are subject. Such risks may include:
Convertible Securities. Underlying Funds may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Underlying Fund may have to pay more for a convertible security than the value of the underlying common stock.
Warrants. Underlying Funds may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.
Illiquid Securities. Underlying Funds may invest in illiquid securities, which can include generally, among other things, (i) private placements and other securities that are subject to legal or contractual restrictions on resale (except for "Rule 144A" securities, which may, under certain circumstances, as discussed below, be treated as liquid) or for which there is no readily available market (e.g., when trading in the security is suspended, or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter derivatives and assets used to cover over-the-counter derivatives, and (iii) repurchase agreements that mature in more than seven days. Generally, less public information is available about the issuers of whose securities are not publicly traded than about issuers whose securities are publicly traded.
Bonds and Other Fixed-Income Securities. Underlying Funds and, to a limited extent, the Fund, may invest in bonds and other fixed-income securities.
Fixed-income securities include, among other securities:  bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities ("U.S. Government Securities") or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).
Portfolio managers of Underlying Funds ("Managers") may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by a Manager to be of comparable quality. Non-investment grade debt securities (typically called "junk bonds") are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Foreign Securities.  Underlying Funds may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), that represent indirect interests in securities of foreign issuers. Foreign securities in which Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the U.S. These factors include, but are not limited to, the following:  varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of an Underlying Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities.
Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of an Underlying Fund's foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, an Underlying Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging and less developed countries. (See "Additional Information on Portfolio Investments, Strategies and Risks—Emerging Market Investments.")

An Underlying Fund may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving an Underlying Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Underlying Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when an Underlying Fund anticipates purchasing or selling a foreign security. This technique would allow the Underlying Fund to "lock in" the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Underlying Fund's existing holdings of foreign securities. There may be, however, imperfect correlation between an Underlying Fund's foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue an Underlying Fund's investment objective, such as when a Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Underlying Fund's investment portfolio. There is no requirement that the Underlying Funds hedge all or any portion of their exposure to foreign currency risks.
Options and Futures. Underlying Funds may utilize options and futures contracts. They also may use so-called "synthetic" options or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, an Underlying Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, an Underlying Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Underlying Funds also may include options on baskets of specific securities.
Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which an Underlying Fund owns the underlying security. The sale of such an option exposes an Underlying Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an Underlying Fund's books to fulfill the obligation undertaken. The sale of such an option exposes an Underlying Fund during the term of the option to a decline in the price of the underlying security while depriving the Underlying Fund of the opportunity to invest the segregated assets.

A Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. An Underlying Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Manager would ordinarily make a similar "closing sale transaction," which involves liquidating the Underlying Fund's position by selling the option previously purchased, although the Manager would be entitled to exercise the option should it deem it advantageous to do so.
Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits an Underlying Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or an Underlying Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.
Engaging in these transactions involves risk of loss to the Underlying Funds which could adversely affect the value of the Underlying Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Underlying Funds to substantial losses.
Successful use of futures also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
Underlying Funds may purchase and sell stock index futures contracts. A stock index future obligates an Underlying Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Underlying Funds may purchase and sell interest rate futures contracts. An interest rate future obligates an Underlying Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.
Underlying Funds may purchase and sell currency futures. A currency future obligates an Underlying Fund to purchase or sell an amount of a specific currency at a future date at a specific price.
Call and Put Options on Securities Indices. Underlying Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Manager of options on stock indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.
Commodity-Linked Structured Notes. Any Underlying Fund investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.
If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, commodity index or other economic variable, the fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value of the underlying investment. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Underlying Fund's portfolio may be significantly higher than the value of the note.
A liquid secondary market may not exist for the commodity-linked structured notes held in the fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or to accurately value them. Commodity-linked structured notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the fund could lose money.
The value of the commodity-linked structured notes may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked structured note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
Swap Agreements. Underlying Funds may enter into equity, interest rate, index and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an Underlying Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Most swap agreements entered into by Underlying Funds would require the calculation of the obligations of the parties to the agreements on a "net basis."  Consequently, an Underlying Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that an Underlying Fund is contractually obligated to make. If the other party to a swap defaults, an Underlying Fund's risk of loss consists of the net amount of payments that the Underlying Fund contractually is entitled to receive.
Forward Trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by a Manager due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Managers would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, managed accounts or investment funds in which the Underlying Fund has an interest may be exposed to credit risks with regard to counterparties with whom the Managers trade as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund. To the extent possible, the Adviser will endeavor to select Managers that it believes will deal only with counterparties that are creditworthy and reputable institutions, but such counterparties may not be rated investment grade.
Inverse Floaters. Underlying Funds may invest in inverse floaters (or inverse variable or floating rate securities), which are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk.
Lending Portfolio Securities. Underlying Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Underlying Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. An Underlying Fund might experience loss if the institution with which the Underlying Fund has engaged in a portfolio loan transaction breaches its agreement with the Underlying Fund.
When-Issued and Forward Commitment Securities. Underlying Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Underlying Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Underlying Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Underlying Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, when effected by the Fund, will be subject to the Fund's limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Underlying Fund on a forward basis will not honor its purchase obligation. In such cases, an Underlying Fund may incur a loss.
Counterparty Credit Risk. Many of the markets in which the Managers effect their transactions are "over-the-counter" or "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent an Underlying Fund enters into swaps or transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
Repurchase Agreements. Repurchase agreements are agreements under which an Underlying Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Fund or the Underlying Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund's or the Underlying Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund or the Underlying Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund or the Underlying Fund may encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund or the Underlying Fund is able to dispose of them. If the Fund or an Underlying Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund or an Underlying Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral as a result.
Reverse Repurchase Agreements. Reverse repurchase agreements are a form of borrowing that involves a sale of a security by an Underlying Fund to a bank or securities dealer and the Underlying Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Underlying Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of an Underlying Fund's investment portfolio.
Foreign Currency Transactions.  Underlying Funds may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security an Underlying Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Underlying Fund already owns, particularly if a Manager expects a decrease in the value of the currency in which the foreign security is denominated. Underlying Funds may, in some cases, purchase and sell foreign currency for non-hedging purposes.
Foreign currency transactions may involve the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve an Underlying Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Underlying Fund contracted to receive in the exchange. A Manager's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
Emerging Market Investments. A Manager may invest in securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in substantially greater price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict a Manager's investment opportunities; and problems that may arise in connection with the clearance and settlement of trades. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, in emerging countries designed to protect investors than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.
Money Market Instruments. The Fund or an Underlying Fund may, for defensive purposes or otherwise, invest some or all of the Fund's or an Underlying Fund's assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Manager deems appropriate under the circumstances. The Fund or an Underlying Fund also may invest in these instruments for liquidity purposes. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
Purchasing Initial Public Offerings. Managers may purchase securities of companies in initial public offerings or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies and, thus, for shares of the Fund. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.
Incentive Allocation.  Managers may receive compensation based on performance-based allocations, expected to range from 15% to 25% of net profits. Such compensation arrangements may create an incentive for the Manager to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because the performance-based allocation will be calculated on a basis that includes realized and unrealized appreciation of an Underlying Fund's assets, the performance-based allocation may be greater than if it were based solely on realized gains. Additionally, the gains on which the fee or allocation is calculated may never be realized.
Valuation Estimates.  In most cases, the Adviser will have no ability to assess the accuracy of the Underlying Fund valuations received from Managers regarding the Underlying

Funds. Certain securities in which Underlying Funds invest may not have readily ascertainable market prices. These securities will nevertheless generally be valued by Managers, which valuations will be conclusive with respect to the Fund, even though Managers will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the Managers.
The valuation of the Fund's investment in an Underlying Fund as provided by a Manager as of a specific date may vary from the fair value of the investment as determined under procedures adopted by the Board. In such event, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from an Underlying Fund. The Adviser will attempt to resolve any conflicts between valuations assigned by a Manager and fair value as determined by the Board by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment. Investors should recognize that valuations of illiquid securities, such as interests in certain Underlying Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Fund, as determined based on the fair value of its interests in Underlying Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Underlying Funds. This could adversely affect the Fund and its shareholders.
Special Risks of Hedge Fund Investing and a Multi-Manager Structure. The Adviser invests assets of the Fund through the Managers. The success of the Fund and, thus, the Fund depend upon the ability of the Adviser and the Managers to develop and implement investment strategies that achieve the Fund's investment objective. For example, a Manager's inability to effectively hedge an investment strategy that it utilizes may cause the assets of the Fund invested with such Manager to significantly decline in value and could result in substantial losses to the Fund. Moreover, subjective decisions made by the Adviser and/or the Managers may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.
Investments in Unregistered Underlying Funds. The Underlying Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund, as an investor in these Underlying Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds.
There is also a risk that a Manager could convert to its own use assets committed to it by the Fund or that a custodian could convert to its own use assets committed to it by a Manager. There can be no assurance that the Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Managers will be protected.
Reliance on Information Provided by Managers. The Fund relies primarily on information provided by Managers in valuing its investments in Underlying Funds. There is a risk that inaccurate valuations provided by Managers could adversely affect the value of the Fund and, therefore, the amounts shareholders receive upon the redemption of shares. A Manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated by the Adviser. There can be no assurance that a Manager will provide advance notice of any material change in an Underlying Fund's investment program or policies and thus, the Fund's investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser.
Additional Fees and Expenses. An investor who meets the conditions imposed by the Managers, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly with the Managers. By investing in the Underlying Funds indirectly through the Fund, an investor bears a pro rata portion of the asset-based fee and other expenses of the Fund, and also indirectly bears a pro rata portion of the asset-based fees, performance-based allocations and other expenses borne by the Fund as an investor in Underlying Funds.
The fees and other expenses borne directly and indirectly by the Fund, including those fees, expenses and performance-based allocations that are borne by the Fund as an investor in Underlying Funds, are higher than those of most other registered investment companies.
The Fund, as an investor in an Underlying Fund, may be required to indemnify the Underlying Fund and its Manager from liability, damage, cost or expense arising out of various matters where the Underlying Fund or Manager has been adversely affected by the Fund's actions or has incurred liabilities arising from the Fund's actions.
Independent Managers. Each Manager will receive any performance-based allocations to which it is entitled irrespective of the performance of the other Managers generally. Thus, a Manager with positive performance may receive compensation from the Fund, and thus indirectly from investors in the Fund, even if the Fund's overall returns are negative. Investment decisions of the Underlying Funds are made by the Managers independently of each other. As a result, at any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. Consequently, the Fund could directly or indirectly incur certain transaction costs without accomplishing any net investment result.
Liquidity Implications. The Fund may not be able to withdraw its investment in certain Underlying Funds promptly after it has made a decision to do so, which may result in a loss to the Fund and adversely affect the Fund's investment return.
Underlying Funds may be permitted to distribute securities in-kind to investors, including the Fund, making withdrawals of capital. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would determine whether to attempt to liquidate the security, hold it in the Fund's portfolio or distribute it to investors in the Fund. In the event the Fund was to receive such securities from the Fund, it would be required to dispose of such securities immediately either through liquidation or by distributing such securities to shareholders.

Limitations on Voting Rights of Underlying Funds. To the extent the Fund purchases non-voting securities of an Underlying Fund or waives its right to vote its securities with respect to Underlying Funds, it will not be able to vote on matters that require the approval of the investors in the Underlying Fund, including matters that could adversely affect the Fund's investment in the Underlying Fund.
Investment Restrictions
The Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this SAI and in the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.
The Fund may not:
1.	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.
2.	Borrow money, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.
3.	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act, in connection with the disposition of its portfolio securities.
4.
Make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities, or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

5.
Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or that are issued by companies or Underlying Funds that invest or deal in real estate or real estate investment trusts.

6.
Invest in commodities or commodity contracts, except that the Fund may purchase and sell foreign currency, options, futures and forward contracts, including those related to indices, and options on indices, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

7.
Invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry or group of related industries, except that the Fund may invest 25% or more of the value of its total assets in Underlying Funds.

The investment restrictions and other policies described in the prospectus and this SAI do not apply to Underlying Funds. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the value of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.
MANAGEMENT OF THE TRUST
Board of Trustees
The Board of Trustees has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. It has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees also oversees the Fund's risk management processes, primarily through the functions (described below) performed by the Audit Committee.
[[                  ], the [                               ] of the Adviser, serves as chairman of the Board of Trustees (the "Chairman"). Although he is an "interested person" of the Trust, as defined by the 1940 Act, the Board of Trustees believes that by having the Trust's principal executive officer serve as Chairman, it can more effectively conduct the regular business of the Trust and that through its regularly-scheduled executive sessions, the Independent Trustees (defined below) have an adequate opportunity to serve as an independent, effective check on management and to protect shareholders' interests. Furthermore, as summarized below, the Board of Trustees has two committees performing critical functions for the Trust's governance and operations:  the Audit Committee and the Nominating Committee, both of which are comprised exclusively of Independent Trustees. Although the Trust does not have a "lead" Independent Trustee, the Board of Trustees believes that adequate independent leadership is present given the relatively small size of the Board of Trustees (75% of which is represented by Independent Trustees) and that each of the Trust's critical committees of the Board of Trustees (Audit and Nominating) is chaired by an Independent Trustee.]
Information regarding each of the Trustees and officers of the Trust, including their principal occupations during the past five years, is set forth below. The "Fund Complex" includes [                ]. The business address of each Trustee and officer is c/o Arden Asset Management LLC, 375 Park Avenue, 32nd Floor, New York, New York 10152.
NAME, AGE, AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEES	PRESENT OR PAST (WITHIN 5 YEARS) OTHER DIRECTORSHIPS HELD BY TRUSTEES
DISINTERESTED TRUSTEES
Indefinite/Since [ _ ]

NAME, AGE, AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEES	PRESENT OR PAST (WITHIN 5 YEARS) OTHER DIRECTORSHIPS HELD BY TRUSTEES
Indefinite/Since [ _ ]
Indefinite/Since [ _ ]
INTERESTED TRUSTEE1
Indefinite/From [ _ ]
OFFICERS WHO ARE NOT TRUSTEES
Indefinite/From [ _ ]
Indefinite/From [ _ ]

The Trustees serve on the Board of Trustees for terms of indefinite duration. A Trustee's position in that capacity will terminate if the Trustee is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy. A Trustee may be removed either by a vote of two-thirds (2/3) of the Trustees not subject to the removal vote or by a vote of shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all shareholders. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee so long as immediately after the appointment, at least two-thirds (2/3) of the Trustees then serving have been elected by the shareholders. The Board of Trustees may call a meeting of shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which the Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving.
As of the date of this Prospectus, other than as described above, none of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Fund, the Adviser or its affiliates (the "Independent Trustees") who is a manager, director or trustee of another investment company whose adviser and principal underwriter is affiliated with the Adviser has held any other position with:  (i) the Fund; (ii) an investment company having the same adviser or principal underwriter as the Fund or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser; (iii) the Adviser or other affiliate of the Fund; or (iv) any person controlling, controlled by or under common control with the Adviser.

1	Trustee who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

As of [       ], the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of the Fund and none of the Independent Trustees or any of their immediate family members owned beneficially or of record any securities in the Adviser. Prior to the offering of the Fund, [                 ] will be the sole shareholder of the Fund and may be considered a controlling person of the Fund.
Compensation
The following table sets forth certain information regarding the compensation expected to be received by the Independent Trustees, for the Trust's first fiscal year ending [              ], 2013, from the Fund and from all registered investment companies for which the Adviser or its affiliates serves as investment adviser. No compensation is paid by the Trust to Trustees who are "interested persons" (as defined by the 1940 Act), if any, of the Trust, the Adviser or their affiliates.
COMPENSATION TABLE FOR FISCAL YEAR ENDING [ ], 2013
Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
[ ]	$[ ]	None	None	$[ ]
[ ]	$[ ]	None	None	$[ ]
[ ]	$[ ]	None	None	$[ ]
[ ]*	$[ ]	None	None	$[ ]

*	Interested person of the Trust.

The Independent Trustees are each paid an annual retainer of $[ _ ] by the Trust, and are reimbursed for travel-related expenses. It is estimated that each Independent Trustee would receive a total of $[ _ ] per year (plus expenses) from the funds in the Fund Complex. The Trustees do not receive any pension or retirement benefits from the funds in the Fund Complex.

Share Ownership
The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of [       ].
Name of Trustee	Dollar Range of Equity Securities of the Fund	Aggregate Dollar Range of Equity Securities of All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
[ ]	$[ ]	$[ ]
[ ]	$[ ]	$[ ]
[ ]	$[ ]	$[ ]
[ ]	$[ ]	$[ ]

*	The family of registered investment companies includes the Fund.

No Independent Trustee or his immediate family member owns beneficially or of record any security of the Adviser, principal underwriter of the Fund or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Fund.
Board Committees
The Board of Trustees has formed an Audit Committee consisting of the Independent Trustees. The primary duties of the Audit Committee are:  (i) to recommend to the full Board of Trustees and to approve the independent registered public accounting firm to be retained by the Trust each fiscal year; (ii) to meet with the Trust's independent registered public accounting firm as the Audit Committee deems necessary; (iii) to review and approve the fees charged by the registered public accounting firm for audit and non-audit services; (iv) to oversee the Trust's risk management processes by, among other things, meeting with the Trust's auditors and overseeing the Trust's disclosure controls and procedures (including the Trust's internal controls over financial reporting); and (v) to report to the full Board of Trustees on a regular basis and to make recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Board of Trustees has adopted a written charter for the Audit Committee. As the Trust is newly organized, no meetings of the Audit Committee have been held as of the date of this Prospectus.
The Board of Trustees has also formed a Nominating Committee comprised of the Independent Trustees to which the discretion to select and nominate candidates to serve as Independent Trustees has been committed. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, the Nominating Committee may consider nominations for the office of Independent Trustee made by investors in the Trust or by Trust management as it deems appropriate. Shareholders who wish to recommend a nominee should send nominations to [     ] that include biographical information

and set forth the qualifications of the proposed nominee. As the Trust is newly organized, no meetings of the Nominating Committee have been held as of the date of this Prospectus.
[Although the Board of Trustees does not have a formal diversity policy, the Board of Trustees endeavors to comprise itself of members with a broad mix of professional backgrounds. Thus, the Nominating Committee and the Board of Trustees accorded particular weight to the individual professional background of each Independent Trustee, as reflected by [          ]. In considering the nominees for election as Trustees, the Nominating Committee and the Board of Trustees took into account a variety of factors, including each nominee's professional background and experience. In addition, the Board of Trustees considered that each Trustee also serves as a manager of each of the other funds in the Fund Complex. In this regard, the Board of Trustees accorded weight to the efficiencies associated with maintaining a common directorship for a single Fund Complex. They also took into account the good rapport among these individuals, as they have worked together on the boards of the other funds in the Fund Complex since 2004, and they considered the small size of the Board. The Independent Trustees also considered that [        ] is not an Independent Trustees, but recognized that he is a senior management representative of the Adviser, and, as such, helps foster the Board of Trustees' direct access to information regarding the Adviser, which is the Fund's most significant service provider.]
INVESTMENT ADVISER AND ADVISORY AGREEMENT
Investment Adviser
Arden Asset Management LLC, located at 375 Park Avenue, 32nd Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser, a Delaware limited liability company, commenced operations on [     ] and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is controlled primarily by Arden Asset Management, Inc. ("AAM INC") as the controlling member although various individual senior staff of the Adviser have been issued membership interests entitling them to share in the profits of the Adviser. Averell H. Mortimer controls AAM INC. Mr. Mortimer also serves as Chief Executive Officer of the Adviser. The Adviser is an independent investment management firm dedicated exclusively to creating and managing portfolios of hedge funds since 1993. The Adviser provides investment advisory services and management services to commingled private investment funds. The Adviser also serves as investment manager or management company to other customized portfolios, and provides investment advice and management services to customized portfolios, on either a discretionary or non-discretionary basis. As of [          ], 2012, the Adviser had more than $[  ] billion in assets under management.
Pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The agreement authorizes the Adviser to implement the Fund's investment program. The Adviser is authorized, subject to the approval of the Board of Trustees and shareholders, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Adviser to the Fund or to assist in providing these services. To the extent that the Adviser retains a sub-adviser to manage the assets of the Fund, the Adviser is responsible under the Advisory Agreement to review and supervise the services provided by the sub-adviser. The Adviser also provides office space, telephone services and utilities, and administrative, secretarial, clerical and other personnel as necessary to provide the services required to be provided under the Advisory Agreement. Under the Advisory Agreement, a quarterly fee at an annual rate of [     ]% of the average daily net assets of the Fund during the calendar quarter (after adjustment for any purchases effective on that date) is payable by the Fund to the Adviser (the "Advisory Fee").
A discussion regarding the basis for the Board's approval of the Advisory Agreement will be available in the Fund's first report to shareholders.
Portfolio Managers of the Fund
The following table provides information regarding accounts managed by the Fund's Portfolio Managers, Averell H. Mortimer, Henry P. Davis, Ian McDonald, Matthew Bianco and Shakil Riaz, as of [     ], 2012:
	Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Name of Portfolio Manager	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
Averell H. Mortimer	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Henry P. Davis	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Ian McDonald	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Matthew Bianco	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Investment decisions of the Adviser are made with oversight by the Investment Committee. The committee holds regular meetings to discuss the investment portfolios, and their exposure in terms of risk, strategy, and geographic region, and to review forthcoming investment decisions.

Compensation Program
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by the senior management of the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from the Adviser into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with the Adviser.
Fund Ownership
The following table sets forth the dollar range of shares beneficially owned by the portfolio managers as of [             ], 2012.
Portfolio Manager	Dollar Range
Averell H. Mortimer	[None]
Henry P. Davis	[None]
Ian McDonald	[None]
Matthew Bianco	[None]
Shakil Riaz	[None]

Other Information
Certain Arden entities, but not the Fund, were named in claims by the Fairfield Sentry Foreign Representatives in bankruptcy and the Madoff trustee in bankruptcy based on certain Arden vehicles having been past redeemers from so-called feeder funds. The Arden management company is bearing all expenses relating to these claims, which Arden believes to be without merit, and Arden believes that there will not ultimately be any recovery under these claims. Accordingly, Arden believes these claims are not material to the Arden management company or any other Arden entity.
CONFLICTS OF INTEREST
General
The Advisory Agreement does not require the Adviser or its affiliates (together with their members, officers and employees, including those involved in the investment activities and business operations of the Fund) to devote all or any specified portion of their time to managing the Fund's affairs, but only to devote so much of their time to the Fund's affairs as it reasonably believe necessary in good faith. The Advisory Agreement does not prohibit the Adviser or its affiliates from engaging in any other existing or future business, and the Adviser or its affiliates may provide investment management services to other clients or family members of the portfolio managers. In addition, the portfolio managers and affiliates of the Adviser may invest for their own accounts in various investment opportunities, including in hedge funds. A determination may be made that an investment opportunity in a particular investment fund is appropriate for a portfolio manager or an affiliate of the Adviser, but not for the Fund. This determination will be made by the Adviser's investment committee, consistent with the Adviser's allocation policy (which requires the Adviser to allocate opportunities on a fair and equitable basis).
Brokerage firms affiliated with the Managers of Underlying Funds may execute securities transactions on behalf of the Fund consistent with the provisions of the 1940 Act and, with respect to the Underlying Funds in which the Fund invests, consistent with best execution.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The Adviser's portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and the Adviser's portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because the Adviser's portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the Adviser's portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Adviser's portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Adviser's portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.
The Adviser is also the investment manager for other investment vehicles (the "Related Accounts"). The Related Accounts may invest in the same Underlying Funds as the Fund. As a result, the Related Accounts may compete with the Fund for appropriate investment opportunities. As a general matter, the Adviser will consider participation by the Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Related Accounts. The Adviser will evaluate for the Fund and the Related Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Related Accounts at a particular time. Because these considerations may differ for the Fund and the Related Accounts in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Related Accounts will differ. The Adviser will, however, attempt to allocate these investment opportunities in an equitable manner.
The Fund, absent SEC exemptive relief, may be precluded from investing any assets in certain Underlying Funds where an account managed by the Adviser is already invested (or seeks to invest) to the extent that the Fund is considered a "joint participant" (within the meaning of Section 17(d) of the 1940 Act or Rule 17d-1 thereunder) with an account managed by the Adviser.
Other present and future activities of the Adviser, the portfolio managers, the Trust's administrator and/or their affiliates may give rise to additional conflicts of interest. In the event that a conflict of interest arises, the Adviser will attempt to resolve such conflicts in a fair and equitable manner.
BROKERAGE
Each Manager is directly responsible for placing orders for the execution of portfolio transactions and the allocation of brokerage for the Underlying Fund it manages. Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, commissions are fixed. No stated commission is applicable to securities traded in certain over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.
The Adviser expects that each Manager will generally select brokers and dealers to effect transactions on behalf of its Underlying Fund substantially in the manner set forth below. However, no guarantee or assurance can be made that a Manager will adhere to, and comply with, its stated practices. The Adviser generally expects that, in selecting brokers and dealers to effect transactions on behalf of its Underlying Fund, each Manager will seek to obtain the best execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm and the firm's risk in positioning a block of securities. As described below, Managers may place orders with brokers that provide research services. Certain Managers may comply with the safe harbor under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Safe Harbor"), with respect to the receipt of such services. However, subject to appropriate disclosure, Managers of Underlying Funds that are not investment companies registered under the 1940 Act may select brokers on a basis other than that outlined above and may receive benefits other than research or benefits that accrue to the Manager rather than its Underlying Fund which are not covered by the Safe Harbor. The Adviser considers the broker selection process employed by a Manager in determining whether to invest in its Underlying Fund. Each Manager generally will seek reasonably competitive commission rates. However, Managers will not necessarily pay the lowest commission available on each transaction.

Consistent with the principle of seeking best execution, a Manager may place brokerage orders with brokers (including affiliates of the Adviser) that provide the Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The expenses of a Manager are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Manager or its affiliates in providing services to clients other than an Underlying Fund. In addition, not all of the supplemental information is used by Managers in connection with Underlying Funds in which the Fund invests. Conversely, the information provided to Managers by brokers and dealers through which other clients of the Managers effect securities transactions may be useful to the Managers in providing services to Underlying Funds in which the Fund invests.
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS
The Trust has adopted a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments held by the Fund. This policy is designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders and includes procedures to address conflicts between the interests of Fund shareholders and those of the Adviser, Distributor or any affiliated person of the Fund, the Adviser or the Distributor. Disclosure of the Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Except for these reports, or as otherwise specifically permitted by the Trust's policy, information regarding the Fund's portfolio holdings may not be provided to any person.
Information regarding the Fund's portfolio investments, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organization for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust (the "CCO"). In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to the information only to facilitate its rating or ranking of the Fund. The Fund's policy does not prohibit:  (1) disclosure of information to the Adviser or to other service providers to the Trust (including its administrator, distributor, custodian, legal counsel and auditors) or to broker and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold); or (2) disclosure of holdings of or transactions in portfolio investments that is made on the same basis to all shareholders of the Fund. The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Fund is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and the Fund and is unlikely to affect adversely the Trust or the Fund. Any such arrangements approved by the CCO are required to be reported to the Board. The Trust believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Fund and its shareholders and that disclosure is not made under circumstances where the Adviser or an affiliated person of the Trust stands to benefit to the detriment of the Fund.
The CCO is responsible for monitoring the use and disclosure of information relating to the Fund's portfolio investments and is also responsible to report to the Board at least annually regarding the effectiveness of the Trust's compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Trust's policy, the Adviser, the Trust and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to the Fund's portfolio investments held, purchased or sold by the Fund.
Consistent with the Trust's policy, information relating to the Fund's portfolio investments are provided to certain persons as described in the following table. Such persons are subject to duties not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding the Fund's portfolio holdings.
Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions
Adviser	Daily	Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Auditor	During annual audit	Ethical
Legal Counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel's review.	Ethical
Printers	Twice a year. Printing semi-annual and annual reports.	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-Dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale - no broker/dealer has access to the Fund's entire portfolio.	Contractual and Ethical

CODE OF ETHICS
The Adviser and its affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by the Adviser and its affiliates (including personnel of the Adviser) that are the same, different or made at a different time than positions taken for the Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, the Fund has adopted a code of ethics and furthermore the Adviser has adopted a code of ethics (collectively with the Fund's code of ethics, the "Codes of Ethics") in compliance with Rule 17j-1 under the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.
Future investment activities of the Adviser and its affiliates and their principals, managers, partners, directors, officers or employees may give rise to additional conflicts of interest.
PROXY VOTING PROCEDURES
The Adviser votes proxy proposals, amendments, consents or resolutions (collectively, "proxies"), on behalf of the Fund, relating to the Fund's investments in Underlying Funds (and any other Fund investments), in a manner that seeks to serve the best interests of the Fund. The Adviser has guidelines addressing how it votes proxies with regard to specific matters. In general, the Adviser seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Fund and the Fund. Because the Fund purchases and holds interests in Underlying Funds, it is common for the Adviser to receive requests soliciting votes or consent for amendments or resolutions affecting the governance of Underlying Funds that are not easily classified as proxies in the traditional sense. As such, the Adviser will treat a request from an Underlying Fund as a proxy when it involves a request to exercise the Fund's voting authority on, without limitation, proposed amendments to a limited partnership agreement, operating agreement or a memorandum and articles of association, as the case may be, or voting in connection with an annual or special meeting of investors, in each case where the Fund's vote is counted towards the calculation of whether a quorum or threshold set by the Underlying Fund has been achieved. Specific investor rights or elections requested by Underlying Funds which are not dependent on how other investors vote, such as, without limitation, a choice between acceptance of new terms or an early right of redemption, invitations to invest or transfer to new or changed share classes, or tender offers that are individually exercisable by an investor will not be considered proxies, although they will be exercised in best interest of the Fund. In addition, the Adviser may waive the Fund's voting rights attributable to the Fund's interests in Underlying Funds. Information regarding how the Adviser voted any proxies on behalf of the Fund during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year. Such information can be obtained:  (i) without charge, upon request, by calling (866) 773-7145; and (ii) on the SEC's website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS
As of [          ], 2012, to the best knowledge of the Trust, the following persons beneficially owned 5% or more of the outstanding shares of the Fund as indicated in the table below:
	Name and Address of Beneficial Owner	Amount of Shares Owned	Percent of Ownership
[ ]	[ ]	[ ]	[ ]

DISTRIBUTION
[                          ], located at [                                ], serves as the principal underwriter and exclusive agent for distribution of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distributor is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous.
At present, the Fund offers only Class A, Class C and Class I shares. Only Class A shares impose any front-end sales charge. Class A, Class C and Class I shares do not charge redemption fees.
The Trust has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Board of Trustees, and of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance. In consideration for the services provided and the expenses incurred by the Distributor pursuant to the Distribution Agreement, the Trust, on behalf of the Fund, pays to the Distributor, out of the assets of Class A and Class C shares, a fee in connection with distribution-related and shareholder services of up to [    ]% and [    ]%, respectively, on an annual basis of the average daily net assets of the respective shares. The Distributor may pay all or a portion of these fees to any registered securities dealer or financial institution (a "Recipient") who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Distributor provides to the Board of Trustees, and the Trustees review at least quarterly, a written report of all amounts expended pursuant to the Plan. This report includes the identity of the Recipient of each payment and the purpose for which the amounts were expended and such other information as the Board of Trustees may reasonably request. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares so affected. All material amendments of the Plan will require approval by a majority of the Trustees and Independent Trustees.
The Distributor or Recipients shall use the monies paid to it to assist in the distribution and promotion of Class A and Class C shares and for the arrangement for, or the provision of, shareholder services to shareholders. Such shareholder services shall include, among other things, furnishing personal services and maintaining shareholder accounts, assisting with purchase and redemption requests, confirming that customers have received the Fund's prospectus and statement of additional information, if applicable, assisting customers in maintaining proper records with the Trust, answering questions relating to customers' respective accounts, and aiding in maintaining the investment of their respective customers in shares.
[The Adviser (or its affiliates), in its discretion and from its own resources, may pay the Recipients additional compensation not to exceed [    ]% (on an annual basis) of the aggregate value of shares of the Fund held by customers of the Recipients. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a Recipient's registered representatives, placement on a list of investment options offered by a Recipient, or the ability to assist in training and educating the Recipient's registered representatives. The additional compensation may differ among Recipients in amount. The receipt of additional compensation by a Recipient may create potential conflicts of interest between an investor and its financial advisor who is recommending the Fund over other potential investments.]
Through the date of this SAI, no fees have been paid under the Plan.
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES
You may buy or sell shares through your financial advisor. You will have to follow the procedures of your financial advisor. Your financial advisor may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial advisor. The offering price per share is equal to the NAV next determined after the [Fund or authorized institution] receives your purchase order. Your financial advisor is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers.

Under this arrangement, the financial advisor must send your payment by the time the Fund prices its shares on the following day. If your financial advisor fails to do so, it may be responsible for any resulting fees or losses.
Your financial advisor may charge you a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial advisor. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your financial advisor will provide you with specific information about any processing or service fees you will be charged.
The Fund reserves the right to reject any purchase order and to cease the offering of shares. The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion. In fact, for employees or directors of the Adviser and its affiliates, and members of their immediate families, and, in the sole discretion of the Adviser, attorneys or other professional advisors engaged on behalf of the Fund, and members of their immediate families, the minimum required initial investment in the Fund for Class I Shares is $[25,000] and subsequent investments must be made in amounts of $[1,000] or more. The Fund may also waive the minimum investment requirement for purchases by other affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The subsequent investments minimum amount may be waived in the discretion of the Adviser. The Board may also change minimum investment amounts at any time. The Fund retains the right to refuse to accept an order.
The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.
DIVIDENDS, DISTRIBUTIONS AND TAXES
It is the policy of the Trust each fiscal year to distribute substantially all of the Fund's net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any net short-term capital gains, net of Fund expenses) and net capital gains, if any, to its shareholders. Unless requested otherwise by a shareholder, dividends and other distributions will be automatically reinvested in additional shares of the Fund at the NAV per share in effect on the day after the record date.
The following is a summary of certain aspects of the income taxation of the Fund and its shareholders which should be considered by a prospective shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the "Service") or any other Federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any Federal tax issues.

This summary of certain aspects of the Federal income tax treatment of the Fund is based upon the Internal Revenue Code of 1986, as amended (the “Code”) judicial decisions, Treasury Regulations (the "Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws, such as insurance companies.
EACH PROSPECTIVE SHAREHOLDER SHOULD CONSULT WITH ITS OWN TAX ADVISER IN ORDER FULLY TO UNDERSTAND THE FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.
In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of the Prospectus regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans. Each prospective tax-exempt shareholder is urged to consult its own counsel regarding the acquisition of shares.
The Fund will elect to be classified as an association taxable as a corporation for Federal tax purposes and intends to (i) elect to be treated as, and (ii) operate in a manner to qualify as, a "regulated investment company" under Subchapter M of the Code. Certain requirements under Subchapter M and additional information regarding the Fund's tax treatment are described below in "Tax Treatment."
Tax Treatment
The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. In each year that the Fund so qualifies, it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their shares are held in a retirement account or the shareholder is otherwise exempt from tax). Tax-exempt U.S. investors will not incur unrelated business taxable income as a result of a leveraged investment by the Fund. If, however, a tax-exempt investor finances its investment in the Fund with debt, the dividend income paid by the Fund and generally any gain realized on the sale of shares would give rise to unrelated business taxable income to such tax-exempt investor. The Adviser will be responsible for reviewing, analyzing and interpreting the format and content of the compliance reports, and will be responsible for assessing whether the Fund is in compliance with applicable requirements under Subchapter M of the Code.
You should be aware of the following tax implications of investing in the Fund:
•	Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. For taxable years beginning on or before

December 31, 2012, dividends paid from net investment taxable income that are designated by the Fund as being derived from "qualified dividend income" are taxable to individuals at the reduced rates currently applicable to long-term capital gains. Distributions of the Fund's long-term capital gains are taxable as long-term capital gains. It does not matter how long you have held your shares.

•
Every calendar year the Fund will send you and the IRS a statement showing the amount of any taxable dividends, including the amount that qualifies as qualified dividend income, and other distributions the Fund paid to you in the previous calendar year. The tax information the Fund sends you will separately identify any long-term capital gains distribution the Fund paid to you.

•
Because the shares prices fluctuate, you may have a capital gain or loss when your shares are redeemed or you exchange them. A capital gain or loss is the difference between the price you paid for the shares and the price you received when they were accepted for repurchase or exchange. Generally, when shares you have tendered are repurchased, you must recognize any capital gain or loss on those shares. Capital gains will be long-term or short-term depending on how long you have held the shares.

•	If you buy shares on the date or just before the date the Fund declares a capital gains distribution, a portion of the purchase price for the shares will be returned to you as a taxable distribution.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. The Fund will identify returns of capital in shareholder notices.
Qualification as a Regulated Investment Company
As a regulated investment company, the Fund is not be subject to U.S. Federal income tax on the portion of its investment company taxable income, as that term is defined in the Code, and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its distributed income and net capital gains to shareholders without the Fund having to pay tax on them. The Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If the Fund does not qualify as a RIC during any period, it may be treated for U.S. Federal income tax purposes as an ordinary corporation and may receive no tax deduction for payments made to shareholders during that period.

To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income and net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.
To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) or net income derived from an interest in a "qualified publicly traded partnership" (as defined in the Code).
In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of "other issuers." As to each of those "other issuers," the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. In addition, no more than 25% of the value of the Fund's total assets may be invested in (i) the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (ii) in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or (iii) the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.
Satisfaction of the various tests that must be met to maintain the Fund's tax status as a regulated investment company under Subchapter M of the Code requires significant support from the Underlying Funds. In addition, as a related matter, the Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the Underlying Funds. The risks of not receiving accurate information from the Underlying Portfolio Funds include failing to satisfy the Subchapter M qualification tests and incurring the excise tax on undistributed income.
Based on the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Modernization Act"), there is a remedy for a failure of the Subchapter M asset diversification test, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. The Modernization Act also sets forth a de minimis exception to a potential failure of the Subchapter M asset diversification test that would require corrective action but no tax. In addition, the Modernization Act allows for the remedy of a failure of the source-of-income requirement, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.
Excise Tax on Regulated Investment Companies
Under the Code, by December 31 of each year, the Fund must distribute, or be deemed to have distributed, an amount at least equal to the sum of (1) 98% of its ordinary income earned from January 1 through December 31 of that year, (2) 98.2% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, and (3) all such ordinary income and capital gains for previous years that were not distributed during those years. If it does not, the Fund must pay a non-deductible 4% excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet these requirements, the Fund might, in certain circumstances, be required to liquidate portfolio investments to make sufficient distributions. However, the Board and the Adviser might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.
Failure to Qualify as a Regulated Investment Company
If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code, the Fund will (assuming the remedies previously discussed are not exercised) be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, will (assuming the remedies previously discussed are not exercised) constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, in such event, individual shareholders of the Fund would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S. Federal income taxation in taxable years beginning on or before December 31, 2012.
Distributions
Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether such dividends are paid in cash or reinvested in additional shares. If a portion of the Fund's income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund to corporate shareholders may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2012, distributions of investment company taxable income that are designated by the Fund as derived from qualified dividend income are taxed to individuals at the reduced rates currently applicable to long-term capital gain. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be met by both the shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income, as the case may be. Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2012. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in its shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares.
The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as  undistributed  capital  gains in a notice to its shareholders,  who will be  treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the dividends received deduction to the extent of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid, (2) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property, or (3) to the extent the stock on which the dividend is paid is treated as debt financed. Moreover, the dividends received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to shares or by applications of the Code.
Shareholders will be notified annually as to the U.S. Federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.
Sale or Exchange of Shares
Upon the sale or other disposition of shares that a shareholder holds as a capital asset, the shareholder may realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder's adjusted tax basis in the shares sold. Such gain or loss will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.
Any loss realized on a sale or other disposition will be disallowed to the extent that the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gains distributions received by the shareholder (or amounts credited as undistributed capital gains) with respect to such shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must attach to its tax return and also separately file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, members of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to members of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their particular circumstances.
Hedging and Derivatives Transactions
Certain of the Fund's hedging and derivatives transactions are subject to special and complex U.S. Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain  complex  financial  transactions. These rules could therefore affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.
Other Investments
The Fund may invest in debt obligations purchased at a discount with the result that the Fund may be required to accrue income for U.S. Federal income tax purposes before amounts due under the obligations are paid. The Fund may also invest in domestic and foreign

"high yield" securities. A portion of the interest payments on such high yield securities may be treated as dividends for certain U.S. Federal income tax purposes.
As a result of investing in securities purchased at a discount or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to include in current income it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its investment company taxable income as is required in order to avoid Fund-level U.S. Federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make distributions to its shareholders.
Passive Foreign Investment Companies
If the Fund purchases shares in passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), the Fund would be required, in lieu of the foregoing requirements, to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy. Alternatively, the Fund could elect to mark-to-market at the end of each taxable year its shares in a PFIC. In this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value, to the extent it did not exceed prior increases in income. Under either election, the Fund might be required to recognize income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during the applicable year and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).
Medicare Tax
For taxable years beginning on or after January 1, 2013, individuals, estates and trusts will be subject to a Medicare tax of 3.8% on "net investment income" (or undistributed "net investment income", in the case of estates and trusts) for each such taxable year, with such tax applying to the lesser of such income or the excess of such person's adjusted gross income (with certain adjustments) over a specified amount.2  Net investment income includes net income from interest, dividends, annuities, royalties and rents and net gain attributable to

2
The amount is $250,000 for married individuals filing jointly, $125,000 for married individuals filing separately, $200,000 for other individuals and the dollar amount at which the highest income tax bracket for estates and trusts begins.

the disposition of investment property. It is anticipated that net income and gain attributable to an investment in the Fund will be included in an Investor's "net investment income" subject to this Medicare tax.
Section 1256 Contracts
The Code generally applies a "mark to market" system of taxing unrealized gains and losses on, and otherwise provides for special rules of taxation with respect to, Section 1256 Contracts. A Section 1256 Contract includes certain regulated futures contracts, certain non-U.S. currency forward contracts, and certain listed non-equity options. Section 1256 Contracts held by the Fund at the end of a taxable year of the Fund will be treated for U.S. Federal income tax purposes as if they were sold by the Fund at their fair market value on the last business day of the taxable year. The net gain or loss, if any, resulting from these deemed sales (known as "marking to market"), together with any gain or loss resulting from any actual sales of Section 1256 Contracts (or other termination of the Fund's obligations under such contract), must be taken into account by the Fund in computing its taxable income for the year. Capital gains and losses from Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% of the gains or losses and as long-term capital gains or losses to the extent of 60% of the gains or losses.
Unrelated Business Taxable Income
Generally, an exempt organization is exempt from U.S. Federal income tax on its passive investment income, such as dividends, interest and capital gains. This general exemption from tax does not apply to the "unrelated business taxable income" ("UBTI") of an exempt organization. Generally, income and gain derived by an exempt organization from the ownership and sale of debt-financed property is UBTI and, thus, taxable in the proportion to which such property is financed by "acquisition indebtedness" during the relevant period of time. Tax-exempt U.S. investors will not incur UBTI as a result of leveraged investment activities on the part of the Fund, although a tax-exempt investor may incur UBTI if it borrows to acquire shares. Tax-exempt U.S. investors may be subject to UBTI on excess inclusion income allocated to such investor as a result of an investment by the Fund in certain real estate investment trusts. Tax-exempt U.S. persons are urged to consult their own tax advisors concerning the U.S. Federal tax consequences of an investment in the Fund.
Foreign Taxes
Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund will not be eligible to "pass through" to its shareholders the amount of foreign taxes paid by the Fund for foreign tax credit purposes.

Backup Withholding
The Fund may be required to withhold U.S. Federal income tax from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding percentage is 28% until 2013, when the percentage will increase to 31% (unless Congress enacts legislation otherwise). Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability, provided the required information is furnished to the IRS.
Foreign Shareholders
U.S. federal income taxation of a shareholder who with respect to the United States is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a "Foreign Shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.
Except as provided below, if the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the Foreign Shareholder, distributions of investment company taxable income (other than distributions that consist of long-term capital gains) will be subject to a U.S. federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.
For taxable years beginning before January 1, 2012, properly designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a Foreign Shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8). There can be no assurance as to what portion of the Fund's distributions will qualify for  favorable treatment as qualified net interest income or qualified short-term capital gains.
If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of investment company taxable income, any capital gains distributions, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents or domestic corporations. A corporate Foreign Shareholder may also be subject to the branch profits tax imposed by the Code.

In the case of a Foreign Shareholder, the Fund may be required to withhold U.S. federal income tax from distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder certifies his foreign status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" in this section.
Recent legislation generally imposes withholding at a rate of 30% on payments to certain foreign entities (including financial intermediaries) of dividends on and the gross proceeds of dispositions of U.S. common stock, unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied. Shareholders should consult their tax advisors regarding the possible implications of this legislation on their investment in the Fund.
The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.
Cost Basis Reporting
As part of the Emergency Economic Stabilization Act of 2008, the Fund is required to report to shareholders and the Internal Revenue Service the "cost basis" of shares and the character of realized gains and losses attributable to shares acquired by a shareholder on or after January 1, 2012 ("Covered Shares") and subsequently repurchased. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The "cost basis" of a share is generally its purchase price adjusted for dividend reinvestments, return of capital, and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If a shareholder has Covered Shares repurchased during any year, then the Fund will report the cost basis of such Covered Shares to the IRS and the shareholder on Form 1099-B.
The Fund will permit shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis in their Covered Shares. If a shareholder does not affirmatively elect a cost basis method, then the Fund's default cost basis calculation method, which is currently the [            ] method, will be applied to their account. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.
If a shareholder hold shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis and available elections for their account.
Prospective investors are urged to consult their own tax advisors regarding specific questions about application of the new cost basis reporting rules and, in particular, which cost basis calculation method to elect.

Other Taxation
Shareholders may be subject to state, local and foreign taxes on their Fund distributions.
The foregoing is a brief summary of certain material income tax matters that are pertinent to prospective investors. The summary is not, and is not intended to be, a complete analysis of all provisions of the U.S. Federal income tax law which may have an effect on such investments. This analysis is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult their own respective tax advisors with respect to their own respective tax situations and the effects of this investment thereon.
GENERAL INFORMATION
Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program. As part of the Program, the Fund has designated an anti-money laundering officer.
Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity was not adequately verified under the provisions of the USA PATRIOT Act.
Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. Currently, the Fund is the sole series of shares of the Trust, and the Fund offers Class A, Class C and Class I shares. However, the Board has the authority to establish additional series of shares (representing interests in separate investment portfolios of the Trust in addition to the Fund) and, subject to applicable rules, may establish two or more classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights.
Shareholders of the Fund are entitled to vote, together with the holders of shares of any other series of the Trust, on the election or removal of Trustees and the ratification of the Trust's independent registered public accounting firm when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the 1940 Act, the Trust's Declaration of Trust, the Trust's By-Laws, any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. On these other matters, shares of the Fund will generally vote as a separate class from any other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter as a single class, each share (or fraction thereof) will be entitled to the number of votes that equals the net asset value of such share (or fraction thereof) determined as of the applicable record date. All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.
Administration
Pursuant to the Administration and Accounting Services Agreement with the Trust (the "Services Agreement"), [       ] (the "Administrator"), located at [       ], serves as the administrator of the Fund. The Administrator provides various administrative and accounting services necessary for the operations of the Trust and the Fund. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund's general ledger, the preparation of the Fund's financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.
For providing such services, the Administrator receives an asset-based fee, computed daily and paid monthly. The Fund also reimburses the Administrator for certain out-of-pocket expenses.
Custodian
Pursuant to a Custody Agreement with the Trust, [       ] (the "Custodian") located at [       ], acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. The Custodian is responsible for maintaining custody of the Fund's cash and investments and retaining subcustodians, including in connection with the custody of foreign securities. As the accounting services agent of the Fund, the Custodian maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.
Transfer Agent
Pursuant to a Transfer Agent Agreement with the Trust, [               ] (the "Transfer Agent") acts as the Fund's transfer and disbursing agent. The Transfer Agent is located at [             ].
The Transfer Agent provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, the Transfer Agent receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.
Independent Registered Public Accounting Firm
The Trust's independent registered public accounting firm, [             ] audits the Trust's annual financial statements, performs other related audit services, and prepares the Trust's tax returns. [             ] is located at [             ].
Trustee and Officer Liability
Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims, and expenses arising from any threatened, pending, or completed action, suit, or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees, or agents of the Trust, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.
Legal Counsel
Schulte Roth & Zabel LLP, 919 Third Avenue, New York, NY 10022, serves as counsel to the Trust. The firm also acts as U.S. legal counsel to the Adviser and its affiliates with respect to certain other matters. The firm does not represent potential investors in the Fund.
Registration Statement
This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC. A text-only version of the Registration Statement is available on the SEC's Internet website, www.sec.gov.
More Information
You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting your financial advisor or the Trust directly at:

Arden Investment Series Trust
375 Park Avenue, 32nd Floor
New York, New York 10152
Telephone:  [(212) 751-5252]

FINANCIAL STATEMENTS
The Fund's seed financial statements and the report of the independent registered public accounting firm thereon are attached hereto as Appendix A.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit
Number	Description

28(a)(1)	Certificate of Trust of Registrant is filed herewith.

28(a)(2)	Declaration of Trust. *

28(b)	By-Laws of Registrant.*

28(c)	Incorporated by reference to Declaration of Trust and Bylaws.

28(d)	Form of Investment Advisory Agreement.*

28(e)(1)	Form of Distribution Agreement.*

28(f)	Not applicable.

28(g)	Form of Custodian Agreement.*

28(h)(1)	Form of Administration and Accounting Services Agreement. *

28(h)(2)	Form of Transfer Agent Agreement.*

28(h)(3)	Power of Attorney.*

28(i)(1)	Opinion and Consent of Schulte Roth & Zabel LLP.*

28(i)(2)	Opinion and Consent of [ ___ ].*

28(k)	Not applicable.

28(l)	Form of Initial Capital Agreement.*

28(m)	Form of Rule 12b-1 Plan.*

28(n)	Form of Rule 18f-3 Plan.*

28(o)	Not applicable.

28(p)(1)	Code of Ethics of Registrant.*

28(p)(2)	Code of Ethics of the Adviser.*

*	To be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 30.	Indemnification.*

ITEM 31.	Business and Other Connections of Investment Adviser.

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each director, officer, or partner of the Adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of the Adviser, as filed with the Securities and Exchange Commission (the “SEC”) on [March 29, 2010] and is incorporated herein by this reference.

ITEM 32.	Principal Underwriters.*

ITEM 33.	Location of Accounts and Records.*

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 23rd day of April, 2012.

Arden Investment Series Trust

By:	/s/ Craig Krawiec
Craig Krawiec
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Craig Krawiec	President, Treasurer and Trustee	April 23, 2012
Craig Krawiec

INDEX TO EXHIBITS

28(a)(1)	Certificate of Trust.